Concentration, Risk and Uncertainties	6 Months Ended
Dec. 31, 2025
Concentration, Risk and Uncertainties [Abstract]
CONCENTRATION, RISK AND UNCERTAINTIES

19. CONCENTRATION, RISK AND UNCERTAINTIES

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash in bank and accounts receivable. The Company places its cash with financial institutions with high credit ratings and quality.

The Company conducts credit evaluations of customers, and generally does not require collateral or other security from its customers. The Company establishes an allowance for expected credit losses primarily based upon the factors surrounding the credit risk of specific customers.

Concentration of customers and suppliers

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable as of December 31, 2025 and June 30, 2025.

	As of
	December 31, 2025	June 30, 2025
Percentage of the Company’s accounts receivable
Customer A	76%	-
Customer B	16%
Customer C	-	50%
Customer D	-	20%
Customer E	-	18%

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total sales:

	For the six-months ended December 31,
	2025	2024
Percentage of the Company’s sales
Customer F	11%	-

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s accounts payable as of December 31, 2025 and June 30, 2025.

	As of
	December 31, 2025	June 30, 2025
Percentage of the Company’s accounts payable
Supplier A	98%	86%
Supplier B	-	12%

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total purchases:

	For the six-months ended December 31,
	2025	2024
Percentage of the Company’s purchase
Supplier C	*	11%
Supplier D	*	17%
Supplier E	12%	*
Supplier F	12%	*
Supplier G	12%	*

*	Less than 10% of total purchase